SCHEDULE OF SHARE BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	$ 188	$ 765
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	38	203
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	115	141
Deferred Stock Units (DSUs) [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	$ 35	$ 421